Cover	Dec. 04, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No 1 to the Current Report on Form 8-K (the “Original Filing”) that was originally filed with the Securities and Exchange Commission on December 10, 2024 is being filed in order to correct an error in the press release that was originally released by the Company on December 10, 2024. All other information in the Original Filing remains the same and has not been changed.
Document Period End Date	Dec. 04, 2024
Entity File Number	001-40129
Entity Registrant Name	ILEARNINGENGINES, INC.
Entity Central Index Key	0001835972
Entity Tax Identification Number	85-3961600
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6701 Democracy Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	650
Local Phone Number	248-9874
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AILE
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AILEW
Security Exchange Name	NASDAQ